Equity reserves (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of reserves within equity [abstract]
Disclosure of number and weighted average exercise prices of other equity instruments [Table Text Block]
	Number of Options	Weighted average exercise price
		C$
Balance, December 31, 2018	13,482,427	2.22
Granted	3,803,700	0.99
Exercised	(403,116)	1.09
Cancelled/Expired	(4,314,649)	2.07
Balance, December 31, 2019	12,568,362	1.93
Granted	4,676,000	1.39
Exercised	(1,912,775)	1.33
Cancelled/Expired/Forfeited	(7,000,767)	1.88
Balance, December 31, 2020	8,330,820	1.81

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Number of options granted	Weighted average exercise price	Weighted average risk-free interest rate	Weighted average volatility	Weighted average Black-Scholes value assigned
		C$			C$
Year ended December 31, 2019	3,803,700	0.99	2.38%	66.93%	0.50
Year ended December 31, 2020	4,676,000	1.39	0.72%	62.92%	0.59

Disclosure of range of exercise prices of outstanding share options [Table Text Block]

	Total options outstanding			Total options exercisable
Range of exercise price	Number	Weighted average contractual life (years)	Weighted average exercise price C$	Number	Weighted average contractual life (years)	Weighted average exercise price C$
C$0.00-C$1.00	1,629,336	3.16	0.96	435,000	3.17	0.95
C$1.01-C$2.00	4,878,484	3.41	1.38	969,632	0.91	1.65
C$2.01-C$3.00	323,000	4.33	2.27	30,000	1.36	3.00
C$3.01-C$4.00	1,430,000	1.16	3.96	1,430,000	1.16	3.96
C$4.01-C$5.00	70,000	0.86	4.77	70,000	0.86	4.77
	8,330,820	2.99	1.81	2,934,632	1.37	2.76

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Number of RSUs
	December 31, 2020	December 31, 2019
Balance, beginning of year	2,243,255	1,455,180
Granted	2,371,700	2,024,553
Settled in cash	(844,361)	(481,622)
Cancelled/Forfeited	(1,349,394)	(754,856)
Balance, end of year	2,421,200	2,243,255

Disclosure of RSU liability [Table Text Block]
	December 31, 2020	December 31, 2019
	$	$
Balance, beginning of year	1,001	541
Awards vested during the year, net of cancelled/forfeited awards	1,460	819
Settled in cash during the year	(803)	(359)
Total RSU liability, end of year	1,658	1,001

Less: current portion of RSU liability	(1,046)	(585)
Total non-current RSU liability, end of year	612	416